LONG-TERM DEBT - Credit Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 12, 2024	Dec. 31, 2025	Dec. 31, 2024	Apr. 20, 2023
LONG-TERM DEBT
Total long-term debt		$ 196,271	$ 1,052,956
Repayment of term loan facility			600,000
Credit Facility
LONG-TERM DEBT
Aggregate financing commitment	$ 2,000,000	1,975,800
Incremental credit uncommitted	$ 1,000,000
Outstanding letters of credit		24,200
Total long-term debt		0
Proceeds from credit facility		0	600,000
Repayment of credit facility		$ 0
Credit Facility | Minimum
LONG-TERM DEBT
Margin adjustment to interest rate basis	0.60%
Standby fee rate	0.09%
Credit Facility | Maximum
LONG-TERM DEBT
Margin adjustment to interest rate basis	2.00%
Standby fee rate	0.25%
Credit Facility | Base rate advances | Minimum
LONG-TERM DEBT
Interest rate	0.00%
Credit Facility | Base rate advances | Maximum
LONG-TERM DEBT
Interest rate	2.00%
Term Loan Facility
LONG-TERM DEBT
Aggregate financing commitment				$ 600,000
Repayment of term loan facility			$ 600,000
Term Loan Facility | Minimum
LONG-TERM DEBT
Interest rate				0.00%
Term Loan Facility | Maximum
LONG-TERM DEBT
Interest rate				2.00%